Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with company financial performance, refer to the Compensation Discussion and Analysis.

The following table provides information showing the relationship during 2022, 2021 and 2020 between (1) executive “compensation actually paid” (as defined by SEC rule) to (a) each person serving as our CEO and (b) our non-CEO named executive officers (also referred to as other NEOs below), on an average basis, and (2) the company’s financial performance. The company’s selected performance measure is Pre-Bonus Operating Profit (PBOP), as reflected in the chart below. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so.

	SUMMARY		AVERAGE SUMMARY COMPENSATION TABLE	AVERAGE COMPENSATION	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(3)			COMPANY SELECTED
YEAR	COMPENSATION TABLE TOTAL FOR CEO(1)	COMPENSATION ACTUALLY PAID TO CEO(1)	TOTAL FOR NON- CEO NAMED EXECUTIVE OFFICERS(2)	ACTUALLY PAID TO NON- CEO NAMED EXECUTIVE OFFICERS(2)	COMPANY TSR	PEER GROUP TSR(4)	NET INCOME (IN MILLIONS)(5)	PERFORMANCE MEASURE (PBOP) (IN MILLIONS)(6)
2022(7)	$10,299,274	$8,172,530	$4,761,045	$4,448,741	$167	$119	$693	$1,189
2021(7)	$9,757,808	$16,098,142	$4,728,970	$7,399,581	$183	$163	$536	$893
2020(7)	$6,220,661	$6,430,626	$3,029,958	$3,431,864	$117	$125	$247	$416

1.	Matthew Missad served as our CEO for the entirety of 2022, 2021 and 2020.

2.	The NEOs included in this calculation for each year are:
2022 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington
2021 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington
2020 – Patrick Benton, Michael Cole, Patrick Webster, and Allen Peters

3.	This comparison assumes $100 was invested on Dec 28, 2019 in our common stock and in an index of our peers.

4.	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization as of December 28, 2019. The peer group used for this purpose is our self-determined industry peer group as disclosed in our annual report. This peer group is as follows: American Woodmark Corporation, Louisiana-Pacific Corporation, Masco Corporation, Boise Cascade Company, Patrick Industries, Inc., Builders FirstSource, Inc., Simpson Manufacturing Company, Inc., Sonoco Products Company, Gibraltar Industries, Inc., Trex Company, Inc., Greif, Inc., and WestRock Company

5.	The dollar amounts reported represent the net income reflected in the company’s audited consolidated financial statements for the applicable year.

6.	PBOP represents pre-incentive compensation operating profit of each plant, region/business unit, segment as well as Corporate. ROI is determined based upon the Profit Center’s pre-incentive compensation operating profit, less income taxes, divided by the average investment of the Profit Center. Average investment is defined as the average of inventory, plus accounts receivable, plus net property, plant and equipment, plus intangibles, less accumulated amortization and less accounts payable.

7.	The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PSUs are earned based on specified performance-criteria, in computing these amounts with respect to PSUs, total fair value (FV) as of year-end is based on the expected payout of the PSUs using data through year-end. There were no other assumptions made in the valuation of equity awards that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	CEO	OTHER NEOS AVERAGE	CEO	OTHER NEOS AVERAGE	CEO	OTHER NEOS AVERAGE
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$10,299,274	$4,761,045	$9,757,808	$4,728,970	$6,220,661	$3,029,958
DEDUCT: grant date fair value (GDFV) of equity awards reported in SCT	$7,697,308	$3,477,611	$7,244,629	$3,579,830	$3,720,191	$1,859,954
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$7,108,725	$3,860,576	$6,491,406	$2,900,557	$2,463,917	$1,457,169
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(1,647,460)	$(725,974)	$5,254,494	$2,603,131	$1,206,131	$723,467
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(256,368)	$(127,302)	$1,546,200	$638,919	$66,571	$2,005
ADD: FV as of the vesting date for awards that are granted and vest in the same FY	$89,500	$22,375	$135,718	$33,930	$89,756	$20,004
ADD: Dividends or other earnings paid on stock or option awards in the covered FYY prior to the vesting date that are not otherwise included in the total compensation for the covered FY	$276,168	$135,631	$157,145	$73,904	$103,702	$59,215
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0	$0	$0	$0
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT	$0	$0	$0	$0	$0	$0
ADD: aggregate of (i) pension service cost attributable to services rendered during the FY and (ii) any prior service cost attributable to services rendered in prior periods, as determined under Accounting Standards Codification (ASC) 715	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (as defined by SEC rule)	$8,172,530	$4,448,741	$16,098,142	$7,399,581	$6,430,626	$3,431,864

Company Selected Measure Name	PBOP
Named Executive Officers, Footnote [Text Block]
2.	The NEOs included in this calculation for each year are:
2022 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington
2021 – Patrick Benton, Michael Cole, Patrick Webster, and Scott Worthington
2020 – Patrick Benton, Michael Cole, Patrick Webster, and Allen Peters

Peer Group Issuers, Footnote [Text Block]
4.	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization as of December 28, 2019. The peer group used for this purpose is our self-determined industry peer group as disclosed in our annual report. This peer group is as follows: American Woodmark Corporation, Louisiana-Pacific Corporation, Masco Corporation, Boise Cascade Company, Patrick Industries, Inc., Builders FirstSource, Inc., Simpson Manufacturing Company, Inc., Sonoco Products Company, Gibraltar Industries, Inc., Trex Company, Inc., Greif, Inc., and WestRock Company

PEO Total Compensation Amount	$ 10,299,274	$ 9,757,808	$ 6,220,661
PEO Actually Paid Compensation Amount	$ 8,172,530	16,098,142	6,430,626
Adjustment To PEO Compensation, Footnote [Text Block]
7.	The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PSUs are earned based on specified performance-criteria, in computing these amounts with respect to PSUs, total fair value (FV) as of year-end is based on the expected payout of the PSUs using data through year-end. There were no other assumptions made in the valuation of equity awards that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	CEO	OTHER NEOS AVERAGE	CEO	OTHER NEOS AVERAGE	CEO	OTHER NEOS AVERAGE
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$10,299,274	$4,761,045	$9,757,808	$4,728,970	$6,220,661	$3,029,958
DEDUCT: grant date fair value (GDFV) of equity awards reported in SCT	$7,697,308	$3,477,611	$7,244,629	$3,579,830	$3,720,191	$1,859,954
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$7,108,725	$3,860,576	$6,491,406	$2,900,557	$2,463,917	$1,457,169
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(1,647,460)	$(725,974)	$5,254,494	$2,603,131	$1,206,131	$723,467
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(256,368)	$(127,302)	$1,546,200	$638,919	$66,571	$2,005
ADD: FV as of the vesting date for awards that are granted and vest in the same FY	$89,500	$22,375	$135,718	$33,930	$89,756	$20,004
ADD: Dividends or other earnings paid on stock or option awards in the covered FYY prior to the vesting date that are not otherwise included in the total compensation for the covered FY	$276,168	$135,631	$157,145	$73,904	$103,702	$59,215
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0	$0	$0	$0
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT	$0	$0	$0	$0	$0	$0
ADD: aggregate of (i) pension service cost attributable to services rendered during the FY and (ii) any prior service cost attributable to services rendered in prior periods, as determined under Accounting Standards Codification (ASC) 715	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (as defined by SEC rule)	$8,172,530	$4,448,741	$16,098,142	$7,399,581	$6,430,626	$3,431,864

Non-PEO NEO Average Total Compensation Amount	$ 4,761,045	4,728,970	3,029,958
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,448,741	7,399,581	3,431,864
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
7.	The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PSUs are earned based on specified performance-criteria, in computing these amounts with respect to PSUs, total fair value (FV) as of year-end is based on the expected payout of the PSUs using data through year-end. There were no other assumptions made in the valuation of equity awards that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	CEO	OTHER NEOS AVERAGE	CEO	OTHER NEOS AVERAGE	CEO	OTHER NEOS AVERAGE
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$10,299,274	$4,761,045	$9,757,808	$4,728,970	$6,220,661	$3,029,958
DEDUCT: grant date fair value (GDFV) of equity awards reported in SCT	$7,697,308	$3,477,611	$7,244,629	$3,579,830	$3,720,191	$1,859,954
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$7,108,725	$3,860,576	$6,491,406	$2,900,557	$2,463,917	$1,457,169
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(1,647,460)	$(725,974)	$5,254,494	$2,603,131	$1,206,131	$723,467
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(256,368)	$(127,302)	$1,546,200	$638,919	$66,571	$2,005
ADD: FV as of the vesting date for awards that are granted and vest in the same FY	$89,500	$22,375	$135,718	$33,930	$89,756	$20,004
ADD: Dividends or other earnings paid on stock or option awards in the covered FYY prior to the vesting date that are not otherwise included in the total compensation for the covered FY	$276,168	$135,631	$157,145	$73,904	$103,702	$59,215
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0	$0	$0	$0
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT	$0	$0	$0	$0	$0	$0
ADD: aggregate of (i) pension service cost attributable to services rendered during the FY and (ii) any prior service cost attributable to services rendered in prior periods, as determined under Accounting Standards Codification (ASC) 715	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (as defined by SEC rule)	$8,172,530	$4,448,741	$16,098,142	$7,399,581	$6,430,626	$3,431,864

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our Chief Executive Officer as well as average actual compensation paid to our non-Chief Executive Officer, Named Executives in relation to our cumulative TSR, peer group TSR, net income and PBOP, as defined in footnote six (6) to the Pay versus Performance table above.

Compensation Actually Paid and Total Shareholder Return

Compensation Actually Paid vs Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our Chief Executive Officer as well as average actual compensation paid to our non-Chief Executive Officer, Named Executives in relation to our cumulative TSR, peer group TSR, net income and PBOP, as defined in footnote six (6) to the Pay versus Performance table above.

Compensation Actually Paid and Net Income

Compensation Actually Paid vs Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our Chief Executive Officer as well as average actual compensation paid to our non-Chief Executive Officer, Named Executives in relation to our cumulative TSR, peer group TSR, net income and PBOP, as defined in footnote six (6) to the Pay versus Performance table above.

Compensation Actually Paid and Pre-Bonus Operating Profit

Compensation Actually Paid vs Pre-Bonus Operating Profit

Total Shareholder Return Vs Peer Group [Text Block]

The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our Chief Executive Officer as well as average actual compensation paid to our non-Chief Executive Officer, Named Executives in relation to our cumulative TSR, peer group TSR, net income and PBOP, as defined in footnote six (6) to the Pay versus Performance table above.

Compensation Actually Paid and Total Shareholder Return

Compensation Actually Paid vs Total Shareholder Return

Tabular List [Table Text Block]

Financial Performance Measures

As discussed in the Compensation Discussion and Analysis, our executive compensation program and compensation decisions reflect a pay-for-performance philosophy. The metrics used within our incentive plans are selected to support these objectives. As explained in the Compensation Discuss and Analysis, the most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance is pre-bonus operating profit relative to target levels of return on investment.

Total Shareholder Return Amount	$ 167	183	117
Peer Group Total Shareholder Return Amount	119	163	125
Net Income (Loss)	$ 693,000,000	$ 536,000,000	$ 247,000,000
Company Selected Measure Amount	1,189,000,000	893,000,000	416,000,000
PEO Name	Matthew Missad
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	pre-bonus operating profit
PEO [Member] | Grant Date Fair Value (GDFV) of Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,697,308	$ 7,244,629	$ 3,720,191
PEO [Member] | FV as of FY-End of Equity Awards Granted During the Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,108,725	6,491,406	2,463,917
PEO [Member] | Change as of End of FY in FV of Awards Granted in any Prior Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,647,460)	5,254,494	1,206,131
PEO [Member] | Change as of the Vesting Date (From End of Prior FY) in FV for any Equity Awards Granted in any Prior Year that Vested at the End of or During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(256,368)	1,546,200	66,571
PEO [Member] | FV as of the Vesting Date for Awards that are Granted and Vest in the Same FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,500	135,718	89,756
PEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered FYY Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,168	157,145	103,702
PEO [Member] | FV at the End of the Prior FY for Awards Granted in any Prior Year that Failed to Meet Applicable Vesting Conditions During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Actuarial Present Value of the Accumulated Benefit Under all Defined Benefit and Actuarial Pension Plans Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate of Pension Service Cost Attributable to Services Rendered During the FY and any Prior Service Cost Attributable to Services Rendered in Prior Periods, Under Accounting Standards Codification 715 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value (GDFV) of Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,477,611	3,579,830	1,859,954
Non-PEO NEO [Member] | FV as of FY-End of Equity Awards Granted During the Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,860,576	2,900,557	1,457,169
Non-PEO NEO [Member] | Change as of End of FY in FV of Awards Granted in any Prior Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(725,974)	2,603,131	723,467
Non-PEO NEO [Member] | Change as of the Vesting Date (From End of Prior FY) in FV for any Equity Awards Granted in any Prior Year that Vested at the End of or During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(127,302)	638,919	2,005
Non-PEO NEO [Member] | FV as of the Vesting Date for Awards that are Granted and Vest in the Same FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,375	33,930	20,004
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered FYY Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	135,631	73,904	59,215
Non-PEO NEO [Member] | FV at the End of the Prior FY for Awards Granted in any Prior Year that Failed to Meet Applicable Vesting Conditions During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Actuarial Present Value of the Accumulated Benefit Under all Defined Benefit and Actuarial Pension Plans Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate of Pension Service Cost Attributable to Services Rendered During the FY and any Prior Service Cost Attributable to Services Rendered in Prior Periods, Under Accounting Standards Codification 715 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0